OTHER FINANCIAL ITEMS, NET (Tables)	12 Months Ended
Dec. 31, 2012
OTHER FINANCIAL ITEMS, NET [Abstract]
Components of other financial items, net

(in thousands of $)	2012	2011	2010
Mark-to-market adjustment for interest rate swap derivatives (see note 32)	1,223	(10,057)	(5,295)
Interest rate swap cash settlements (see note 32)	(12,258)	(14,201)	(13,018)
Mark-to-market adjustment for foreign currency derivatives (see note 32)	6,485	(1,417)	(6,996)
Foreign exchange (loss) gain on capital lease obligations and related restricted cash, net	(5,645)	182	4,581
Financing arrangement fees and other costs	(1,766)	(930)	(6,743)
Loss on termination of lease financing arrangements	—	—	(7,777)
Amortization of deferred financing costs	(1,900)	(1,484)	(1,348)
Foreign exchange gain (loss) on operations	94	(945)	(1,473)
Other	4	(234)	(528)
	(13,763)	(29,086)	(38,597)